STOCK OPTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCK OPTIONS
Outstanding at ending of year	1,500,000	1,500,000
Number of shares exercisable	1,227,136	954,273
Options outstanding weighted average outstanding price, ending	$ 0.49
Options exercisable weighted average exercise price	$ 0.49	$ 0.16
Weighted average remaining contractual life outstanding	7 years 9 months 18 days
Weighted average remaining contractual life exercisable	7 years 9 months 18 days
Agrregate intrensic value outstanding	$ 0	$ 135
Agrregate intrensic value exercisable	$ 0	$ 86
Outstanding at beginning of year		1,800,000
Options granted		25,000
Options forfeited		(167,614)
Options expired		(157,386)
Options outstanding weighted average exercise price, beginning	$ 0.49	$ 0.49
Options granted weighted average exercise price		0.48
Options forfeited weighted average exercise price		0.49
Options expired weighted average exercise price		0.49
Options outstanding weighted average exercise price, Ending		0.49
Weighted average exercise price per share exercisable		$ 0.49
Weighted average remaining contractual life outstanding		8 years 6 months
Weighted average remaining contractual life exercisable		8 years 6 months